Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Net cash generated from operating activities	[1]	$ 434,907		$ 370,026	$ 348,662
Net cash used in investing activities	[2]	(111,552)		(299,264)	(175,221)
Interest paid, classified as financing activities	[3]	(55,476)		(44,788)	(53,587)
Net cash (used) / generated from financing activities	[4]	(208,743)		(23,573)	(303,133)
Effect of exchange rate changes and inflation on cash and cash equivalents	[5]	(5,484)		(16,302)	(6,824)
Gains on arbitrage bond, classified as investing activities		54,687		0	12,708
Argentine subsidiaries
Entity Information [Line Items]
Net cash generated from operating activities		(16,383)	[1]	(38,043)	(30,666)
Net cash used in investing activities		(41,179)	[2]	(83)	(4,694)
Interest paid, classified as financing activities		(8,253)			(1,109)
Interest paid (received), classified as financing activities, net				77
Net cash (used) / generated from financing activities		45,933	[4]	45,359	41,238
Effect of exchange rate changes and inflation on cash and cash equivalents		11,629		(7,233)	(5,878)
Gains on arbitrage bond, classified as investing activities		$ 30,544		$ 0	$ (202)

[1]	Includes (16,383), (38,043) and (30,666) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[2]	Includes (41,179), (83) and (4,694) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[3]	Includes (8,253), 77 and (1,109) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[4]	Includes 45,933, 45,359 and 41,238 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[5]	Includes 11,629, (7,233) and (5,878) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.